UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robert Bender & Associates
Address: 245 South Los Robles Avenue, Suite 620

         Pasadena, CA  91011

13F File Number:  28-03386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Bender
Title:     President
Phone:     626-397-9072

Signature, Place, and Date of Signing:

     Robert Bender     Pasadena, CA     January 19, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     46

Form13F Information Table Value Total:     649953


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                               TITLE
                               OF                            VALUE  SHARES/ SH/ PUT/  INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER                 CLASS                CUSIP (x$1000)  PRN AMT PRN CALL  DSCRETN MANAGERS        SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ----- ------- ----------- -------- -------- --------
ADVANCED FIBRE COMMUNICATIONS  COM              00754A105      840    46480 SH        DEFINED                    0        0    46480
AMERICA ONLINE INC DEL         COM              02364J104    12593   361866 SH        DEFINED                 3200        0   358666
BED BATH & BEYOND INC          COM              075896100    25175  1125153 SH        DEFINED                 6660        0  1118493
BEST BUY INC                   COM              086516101     1372    46395 SH        DEFINED                    0        0    46395
BROADCOM CORPORATION           COM              111320107      778     9264 SH        DEFINED                    0        0     9264
BROADVISION INC                COM              111412102    12400  1049718 SH        DEFINED                 8460        0  1041258
BROCADE COMMUNICATIONS SYS INC COM              111621108    24314   264822 SH        DEFINED                 2600        0   262222
CDW COMPUTER CENTERS INC.      COM              125129106    15172   544302 SH        DEFINED                 2840        0   541462
CHECK POINT SOFTWARE TECH LTD  COM              M22465104    87984   658747 SH        DEFINED                 1310        0   657437
CHEESECAKE FACTORY INC         COM              163072101     1467    38220 SH        DEFINED                    0        0    38220
CIENA CORP                     COM              171779101    38664   475865 SH        DEFINED                 3380        0   472485
CISCO SYSTEMS INC              COM              17275R102    49063  1282701 SH        DEFINED                 2370        0  1280331
DOUBLECLICK INC                COM              258609304     5464   496730 SH        DEFINED                 3374        0   493356
ELAN CORP PLC ADR              COM              284131208     5902   126076 SH        DEFINED                    0        0   126076
ELCOR CORPORATION              COM              284443108      293    17370 SH        DEFINED                    0        0    17370
EMC CORPORATION MASS           COM              268648102      222     3342 SH        DEFINED                    0        0     3342
EXTREME NETWORKS INC           COM              30226D106      805    20576 SH        DEFINED                    0        0    20576
FASTENAL COMPANY               COM              311900104     3920    71433 SH        DEFINED                    0        0    71433
FORRESTER RESEARCH INC         COM              346563109    12513   249940 SH        DEFINED                    0        0   249940
FOUNDRY NETWORKS INC           COM              35063R100      171    11401 SH        DEFINED                    0        0    11401
HOME DEPOT INC                 COM              437076102    21854   478327 SH        DEFINED                 2160        0   476167
JDS UNIPHASE CORP              COM              46612J101     2170    52056 SH        DEFINED                    0        0    52056
KOHLS CORP                     COM              500255104    33907   555858 SH        DEFINED                 2280        0   553578
LEGATO SYSTEMS                 COM              524651106     2578   346562 SH        DEFINED                 1360        0   345202
MARCHFIRST INC                 COM              566244109      970   646539 SH        DEFINED                 5020        0   641519
MEADE INSTRUMENTS              COM              583062104      105    16000 SH        DEFINED                    0        0    16000
MEDTRONIC INC                  COM              585055106    10865   179966 SH        DEFINED                 1450        0   178516
MICROSOFT CORP                 COM              594918104     9709   223834 SH        DEFINED                  780        0   223054
NETWORK APPLIANCE INC          COM              64120L104    56508   880364 SH        DEFINED                 2480        0   877884
ORACLE CORP                    COM              68389X105    38898  1338409 SH        DEFINED                 6140        0  1332269
P.F. CHANGS CHINA BISTRO INC   COM              69333Y108     1065    33865 SH        DEFINED                    0        0    33865
PAYCHEX INC                    COM              704326107     4722    97116 SH        DEFINED                 3277        0    93839
PEPSICO INC                    COM              713448108      397     8000 SH        DEFINED                    0        0     8000
POWER-ONE INC                  COM              739308104    11387   289654 SH        DEFINED                 2610        0   287044
QUALCOMM INC                   COM              747525103    24130   293599 SH        DEFINED                 2010        0   291589
QUINTILES TRANSNATIONAL CORP   COM              748767100    15136   722927 SH        DEFINED                 5240        0   717687
SAPIENT CORP                   COM              803062108     1132    94788 SH        DEFINED                    0        0    94788
SAWTEK INC                     COM              805468105    24174   523383 SH        DEFINED                 3420        0   519963
SMALL WORLDWIDE PLC            COM              83168P108      217    10940 SH        DEFINED                    0        0    10940
SMARTFORCE PUBLIC LTD          SPONSORED ADR    83170A206    19708   524673 SH        DEFINED                 2390        0   522283
STAPLES INC                    COM              855030102     5738   485757 SH        DEFINED                 8180            477577
STARBUCKS CORPORATION          COM              855244109    18784   424490 SH        DEFINED                 2950        0   421540
SYNOPSYS INC.                  COM              871607107    14942   314976 SH        DEFINED                 2030        0   312946
VERISIGN INC                   COM              9.23E+106    10209   137608 SH        DEFINED                  730        0   136878
WATSON PHARMACEUTICALS         COM              942683103    21019   410626 SH        DEFINED                 2445        0   408181
ZORAN CORP                     COM              98975F101      517    33365 SH        DEFINED                    0        0    33365


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